GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED CONDENSED STATEMENTS OF INCOME
Operating revenues	$ 883,052	$ 985,038	$ 952,087	$ 893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	$ 1,939,637	$ 1,782,582	$ 3,719,707	$ 3,387,614	$ 3,151,802
Operating costs and other	655,880			638,088						1,380,646	1,263,209	2,664,920	2,430,953	2,242,203
Operating income from continuing operations	227,172	263,502	271,912	255,342	264,031	243,234	239,960	232,920	240,547	558,991	519,373	1,054,787	956,661	909,599
Other income, net	2,604			21,810						3,203	21,918	46,181	163,765	1,634
Interest expense	(2,471)			(1,725)						(3,032)	(2,919)	(4,654)	(6,129)	(8,653)
Income from continuing operations before income taxes	227,305			275,427						559,162	538,372	1,096,314	1,114,297	902,580
Income tax provision	77,769			100,838						206,569	190,601	387,548	392,844	328,971
Income from continuing operations	149,536	168,705	192,290	174,589	173,182	159,797	250,978	151,067	159,611	352,593	347,771	708,766	721,453	573,609
Income from discontinued operations before income taxes	(76)			2,786						(91)	2,786	2,758	14,701	7,355
Income tax provision	(77)			2,805						(77)	2,805	2,805	(485)	(81)
Loss from discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income	149,537	$ 168,688	$ 192,279	174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	352,579	347,752	708,719	736,639	581,045
Eliminations
CONSOLIDATED CONDENSED STATEMENTS OF INCOME
Operating revenues	(24)			(39)						(40)	(71)	(152)	(67)	(67)
Operating costs and other	(1,034)			(1,125)						(2,066)	(2,242)	(4,300)	(1,310)	(2,911)
Operating income from continuing operations	1,010			1,086						2,026	2,171	4,148	1,243	2,844
Other income, net	(1,010)			(1,086)						(2,026)	(2,171)	(4,148)	(1,288)	(2,846)
Interest expense													45	2
Equity in net income of subsidiaries	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Income from continuing operations before income taxes	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Income from continuing operations	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Net income	(160,467)			(176,710)						(361,934)	(360,175)	(719,825)	(778,465)	(591,711)
Guarantor/Parent | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF INCOME
Operating costs and other	16,773			4,105						6,080	8,193	10,763	12,775	5,271
Operating income from continuing operations	(16,773)			(4,105)						(6,080)	(8,193)	(10,763)	(12,775)	(5,271)
Other income, net	2			18						3	17	57	20	144
Interest expense	(12)			19						(19)	15	(42)	(83)	(143)
Equity in net income of subsidiaries	160,109			177,037						356,493	352,836	715,157	745,105	584,252
Income from continuing operations before income taxes	143,326			172,969						350,397	344,675	704,409	732,267	578,982
Income tax provision	(6,211)			(1,601)						(2,182)	(3,077)	(4,310)	(4,372)	(2,063)
Income from continuing operations	149,537			174,570						352,579	347,752	708,719	736,639	581,045
Net income	149,537			174,570						352,579	347,752	708,719	736,639	581,045
Issuer Subsidiary | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF INCOME
Operating revenues	774,896			797,968						1,727,005	1,583,591	3,325,039	2,998,299	2,850,355
Operating costs and other	536,028			548,917						1,177,122	1,078,277	2,291,775	2,063,737	1,950,620
Operating income from continuing operations	238,868			249,051						549,883	505,314	1,033,264	934,562	899,735
Other income, net	3,738			22,256						4,659	22,916	48,108	164,170	2,191
Interest expense	(121)			(1,065)						(103)	(1,939)	(3,049)	(4,776)	(6,275)
Equity in net income of subsidiaries	358			(327)						5,441	7,339	4,668	33,360	7,459
Income from continuing operations before income taxes	242,843			269,915						559,880	533,630	1,082,991	1,127,316	903,110
Income tax provision	83,561			93,704						204,966	182,048	370,723	383,881	321,404
Income from continuing operations	159,282			176,211						354,914	351,582	712,268	743,435	581,706
Net income	159,282			176,211						354,914	351,582	712,268	743,435	581,706
Non-Guarantor Subsidiaries | Reportable Legal Entities
CONSOLIDATED CONDENSED STATEMENTS OF INCOME
Operating revenues	108,180			95,501						212,672	199,062	394,820	389,382	301,514
Operating costs and other	104,113			86,191						199,510	178,981	366,682	355,751	289,223
Operating income from continuing operations	4,067			9,310						13,162	20,081	28,138	33,631	12,291
Other income, net	(126)			622						567	1,156	2,164	863	2,145
Interest expense	(2,338)			(679)						(2,910)	(995)	(1,563)	(1,315)	(2,237)
Income from continuing operations before income taxes	1,603			9,253						10,819	20,242	28,739	33,179	12,199
Income tax provision	419			8,735						3,785	11,630	21,135	13,335	9,630
Income from continuing operations	1,184			518						7,034	8,612	7,604	19,844	2,569
Income from discontinued operations before income taxes	(76)			2,786						(91)	2,786	2,758	14,701	7,355
Income tax provision	(77)			2,805						(77)	2,805	2,805	(485)	(81)
Loss from discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income	$ 1,185			$ 499						$ 7,020	$ 8,593	$ 7,557	$ 35,030	$ 10,005